Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited)

Common Stocks — 97.2%

Security	Shares	Value
Automobiles — 5.1%
Lucid Group, Inc.(1)	36,228	$ 920,191
Tesla, Inc.(1)	13,651	14,710,318
		$ 15,630,509
Beverages — 2.3%
Keurig Dr Pepper, Inc.	30,978	$ 1,174,066
Monster Beverage Corp.(1)	11,560	923,644
PepsiCo, Inc.	30,316	5,074,292
		$ 7,172,002
Biotechnology — 3.4%
Amgen, Inc.	12,206	$2,951,655
Biogen, Inc.(1)	3,209	675,815
Gilead Sciences, Inc.	27,405	1,629,227
Moderna, Inc.(1)	8,858	1,525,879
Regeneron Pharmaceuticals, Inc.(1)	2,338	1,632,906
Seagen, Inc.(1)	3,995	575,480
Vertex Pharmaceuticals, Inc.(1)	5,579	1,455,952
		$10,446,914
Commercial Services & Supplies — 0.5%
Cintas Corp.	2,273	$966,911
Copart, Inc.(1)	5,182	650,186
		$1,617,097
Communications Equipment — 1.6%
Cisco Systems, Inc.	91,031	$5,075,889
		$5,075,889
Electric Utilities — 1.1%
American Electric Power Co., Inc.	11,003	$1,097,770
Constellation Energy Corp.	7,124	400,725
Exelon Corp.	21,373	1,017,996
Xcel Energy, Inc.	11,925	860,627
		$3,377,118
Entertainment — 2.0%
Activision Blizzard, Inc.	17,016	$1,363,152
Electronic Arts, Inc.	6,179	781,705
NetEase, Inc. ADR	4,590	411,677
Netflix, Inc.(1)	9,729	3,644,386
		$6,200,920
Security	Shares	Value
Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	9,717	$ 5,595,534
Walgreens Boots Alliance, Inc.	18,911	846,646
		$ 6,442,180
Food Products — 1.0%
Kraft Heinz Co. (The)	26,742	$ 1,053,368
Mondelez International, Inc., Class A	30,476	1,913,283
		$ 2,966,651
Health Care Equipment & Supplies — 1.7%
Align Technology, Inc.(1)	1,723	$751,228
DexCom, Inc.(1)	2,117	1,083,057
IDEXX Laboratories, Inc.(1)	1,852	1,013,155
Intuitive Surgical, Inc.(1)	7,839	2,364,870
		$5,212,310
Hotels, Restaurants & Leisure — 2.3%
Airbnb, Inc.(1)	8,133	$1,396,924
Booking Holdings, Inc.(1)	897	2,106,560
Marriott International, Inc., Class A(1)	7,151	1,256,788
Starbucks Corp.	25,207	2,293,081
		$7,053,353
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	15,040	$2,926,483
		$2,926,483
Interactive Media & Services — 11.1%
Alphabet, Inc., Class A(1)	3,972	$11,047,522
Alphabet, Inc., Class C(1)	4,169	11,643,975
Baidu, Inc. ADR(1)	5,303	701,587
Match Group, Inc.(1)	6,249	679,516
Meta Platforms, Inc., Class A(1)	45,668	10,154,737
		$34,227,337
Internet & Direct Marketing Retail — 8.1%
Amazon.com, Inc.(1)	6,721	$21,910,124
eBay, Inc.	12,875	737,222
JD.com, Inc. ADR(1)	13,070	756,361
MercadoLibre, Inc.(1)	1,102	1,310,807
Pinduoduo, Inc. ADR(1)	9,697	388,947
		$25,103,461
IT Services — 3.1%
Automatic Data Processing, Inc.	9,206	$2,094,733
Cognizant Technology Solutions Corp., Class A	11,475	1,028,963

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services (continued)
Fiserv, Inc.(1)	14,292	$ 1,449,209
Okta, Inc.(1)	3,225	486,846
Paychex, Inc.	7,878	1,075,111
PayPal Holdings, Inc.(1)	25,529	2,952,429
VeriSign, Inc.(1)	2,427	539,910
		$ 9,627,201
Life Sciences Tools & Services — 0.4%
Illumina, Inc.(1)	3,440	$ 1,201,936
		$1,201,936
Machinery — 0.2%
PACCAR, Inc.	7,585	$668,011
		$668,011
Media — 2.4%
Charter Communications, Inc., Class A(1)	3,785	$2,064,793
Comcast Corp., Class A	99,130	4,641,267
Sirius XM Holdings, Inc.	86,748	574,272
		$7,280,332
Multiline Retail — 0.3%
Dollar Tree, Inc.(1)	4,915	$787,137
		$787,137
Pharmaceuticals — 0.3%
AstraZeneca PLC	12,501	$829,316
		$829,316
Professional Services — 0.2%
Verisk Analytics, Inc.	3,521	$755,712
		$755,712
Road & Rail — 0.8%
CSX Corp.	48,064	$1,799,997
Old Dominion Freight Line, Inc.	2,500	746,700
		$2,546,697
Semiconductors & Semiconductor Equipment — 15.6%
Advanced Micro Devices, Inc.(1)	35,661	$3,899,174
Analog Devices, Inc.	11,467	1,894,119
Applied Materials, Inc.	19,358	2,551,384
ASML Holding NV-NY Shares	1,817	1,213,629
Broadcom, Inc.	8,976	5,652,008
Intel Corp.	89,230	4,422,239
KLA Corp.	3,313	1,212,757
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	3,057	$ 1,643,474
Marvell Technology, Inc.	18,490	1,325,918
Microchip Technology, Inc.	12,122	910,847
Micron Technology, Inc.	24,538	1,911,265
NVIDIA Corp.	46,470	12,679,804
NXP Semiconductors NV	5,753	1,064,765
QUALCOMM, Inc.	24,696	3,774,043
Skyworks Solutions, Inc.	3,613	481,540
Texas Instruments, Inc.	20,238	3,713,268
		$48,350,234
Software — 16.4%
Adobe, Inc.(1)	10,351	$4,716,123
ANSYS, Inc.(1)	1,906	605,441
Atlassian Corp. PLC, Class A(1)	3,093	908,816
Autodesk, Inc.(1)	4,803	1,029,523
Cadence Design Systems, Inc.(1)	6,055	995,805
CrowdStrike Holdings, Inc., Class A(1)	4,562	1,035,939
Datadog, Inc.(1)	5,791	877,163
DocuSign, Inc.(1)	4,298	460,402
Fortinet, Inc.(1)	3,524	1,204,292
Intuit, Inc.	6,205	2,983,612
Microsoft Corp.	99,019	30,528,548
Palo Alto Networks, Inc.(1)(2)	2,156	1,342,131
Splunk, Inc.(1)	3,496	519,540
Synopsys, Inc.(1)	3,355	1,118,121
Workday, Inc., Class A(1)	4,295	1,028,481
Zoom Video Communications, Inc., Class A(1)	5,292	620,381
Zscaler, Inc.(1)	3,060	738,317
		$50,712,635
Specialty Retail — 0.5%
O'Reilly Automotive, Inc.(1)	1,459	$999,357
Ross Stores, Inc.	7,764	702,331
		$1,701,688
Technology Hardware, Storage & Peripherals — 12.2%
Apple, Inc.	215,504	$37,629,153
		$37,629,153
Textiles, Apparel & Luxury Goods — 0.3%
lululemon Athletica, Inc.(1)	2,722	$994,156
		$994,156

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Fastenal Co.	12,566	$ 746,420
		$ 746,420
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(1)	27,376	$ 3,513,710
		$ 3,513,710
Total Common Stocks (identified cost $89,763,692)		$300,796,562

Exchange-Traded Funds — 0.9%

Security	Shares	Value
Equity Funds — 0.9%
Invesco QQQ TM Trust, Series 1(2)	8,000	$ 2,900,320
Total Exchange-Traded Funds (identified cost $2,201,895)		$ 2,900,320

Short-Term Investments — 1.9%
Affiliated Fund — 1.8%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.14%(3)	5,448,014	$ 5,447,469
Total Affiliated Fund (identified cost $5,447,618)		$ 5,447,469
U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill, 0.00%, 1/26/23(4)	$500	$ 494,379
Total U.S. Treasury Obligations (identified cost $496,904)		$ 494,379
Total Short-Term Investments (identified cost $5,944,522)		$ 5,941,848
Total Investments — 100.0% (identified cost $97,910,109)		$309,638,730
Other Assets, Less Liabilities — (0.0)%(5)		$ (109,975)
Net Assets — 100.0%		$309,528,755

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2022. The aggregate market value of securities on loan at March 31, 2022 was $4,199,753 and the total market value of the collateral received by the Fund was $4,331,925, comprised of U.S. government and/or agencies securities.
(3)	Affiliated investment company, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2022.
(4)	Security (or a portion thereof) has been pledged to cover margin requirements on open futures contracts.
(5)	Amount is less than (0.05)%.

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini NASDAQ-100® Index	17	Long	6/17/22	$5,055,375	$538,220
					$538,220

Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended March 31, 2022, the Fund used futures contracts to provide equity market exposure for uncommitted cash balances.
Affiliated Investments
At March 31, 2022, the value of the Fund's investment in affiliated funds was $5,447,469, which represents 1.8% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$6,793,210	$4,286,020	$(5,631,342)	$(188)	$(231)	$5,447,469	$1,163	5,448,014
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of March 31, 2022, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$300,796,562(1)	$ —	$ —	$300,796,562
Exchange-Traded Funds	2,900,320	—	—	2,900,320
Short-Term Investments:
Affiliated Fund	—	5,447,469	—	5,447,469
U.S. Treasury Obligations	—	494,379	—	494,379
Total Investments	$303,696,882	$5,941,848	$ —	$309,638,730

Calvert
VP Nasdaq 100 Index Portfolio
March 31, 2022
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$538,220	$ —	$ —	$538,220
Total	$304,235,102	$5,941,848	$ —	$310,176,950

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.